Capital Stock and Changes in Capital Accounts (Narrative Incentive Plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock capital shares reserved for future issuance	11,144,759
Compensation cost on restricted stock	$ 10,012	$ 9,938	$ 9,282
Unrecognized cost for unvested restricted shares	$ 11,674	$ 14,880
Total compensation cost not yet recognized, Period for recognition	1 year 6 months 14 days